Summary of significant accounting policies (Tables)	6 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of financial instruments recorded at fair value

The following tables present the Company’s fair value hierarchy for its financial assets and liabilities that are measured at fair value on a recurring basis and indicate the level within the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value (in thousands):

	Fair Value Measurements at December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Digital Assets (Refer Note 5)	$50,672,418	$-	$-	$50,672,418
Investment	1,400	-	-	1,400
	$50,673,818	$-	$-	$50,673,818

Liabilities:
Convertible Notes at Fair Value (Refer Note 10)	$-	$-	$44,736,545	$44,736,545
	$-	$-	$44,736,545	$44,736,545

Fair Value Measurements at June 30, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Digital Assets (Refer Note 5)	$-	$-	$-	$-
Investments	-	-	-	-
	$-	$-	$-	$-

Liabilities:
Convertible Notes at Fair Value (Refer Note 10)	$-	$-	$-	$-
	$-	$-	$-	$-

Schedule of convertible notes payable, at fair value

The following table shows the change in the fair value of the Convertible Notes measured at Fair Value:

Convertible Note payable at fair value

Balance as of June 30, 2024	$-
Issuance of convertible notes at fair value	-
Gain on extinguishment of debt recorded as a capital transaction	-
Change in fair value of related party note and convertible notes at fair value	-
Balance as of June 30, 2025	$-

Balance as of June 30, 2025	$-
Issuance of convertible notes at fair value	63,700,000
Change in fair value of Convertible Notes at Fair Value	(2,632,901)
Conversion into common stock	(16,330,554)
Balance as of December 31, 2025	$44,736,545

Schedule of significant inputs and results arising from the monte carlo simulation process for the convertible notes at fair values

	Inception Date	Inception Date	Inception Date
	September 23, 2025	October 8, 2025	November 7, 2025
	Note	Note	Note
Underlying market price on valuation date	$4,264	$2,969	$665
Effective contractual conversion rates	$4,654	$3,036	$913
Contractual term to maturity	2 Years	2 Years	2 Years
Market volatility:
Volatility	174.05%	173.15%	172.75%
Discount rate	16.79%	16.84%	16.81%
Risk-free rate	3.53%	3.58%	3.55%

Period Ended
December 31, 2025
Underlying market price on valuation date	$74.34
Effective contractual conversion rates	$913 - 4,654
Contractual term to maturity	1.73 - 1.85 Years
Market volatility:
Volatility	171.03 - 172.25%
Discount rate	16.73%
Risk-free rate	3.47%

Schedule of common stock equivalents
	December 31,
	2025	2024
Convertible notes payable	60,679	-
Total common stock equivalents	60,679	-